SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price	$ 0.002	$ 0.002
Warrants Outstanding, Number Outstanding	1,140,956,904	1,140,956,904
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 10 months 6 days	4 years 4 months 9 days
Warrants Exercisable, Weighted Average Exercise Price	$ 0.002	$ 0.002
Warrants Exercisable, Number Exercisable	1,140,956,904	1,140,956,904